Calvert
International Equity Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Australia — 2.5%
CSL, Ltd.	55,045	$ 10,947,845
		$ 10,947,845
Belgium — 1.6%
KBC Groep NV	123,389	$ 7,088,845
		$ 7,088,845
Denmark — 4.5%
Chr. Hansen Holding A/S	66,551	$ 6,864,433
Novo Nordisk A/S, Class B	204,622	13,330,659
		$20,195,092
France — 9.4%
Dassault Systemes SE	40,882	$7,096,824
LVMH Moet Hennessy Louis Vuitton SE	23,633	10,433,850
Sanofi	145,119	14,799,897
Schneider Electric SE	82,561	9,183,806
		$41,514,377
Germany — 3.2%
adidas AG(1)	33,421	$8,811,498
Infineon Technologies AG	227,619	5,333,609
		$14,145,107
Hong Kong — 3.3%
AIA Group, Ltd.	1,572,844	$14,718,046
		$14,718,046
India — 1.9%
HDFC Bank, Ltd.	600,308	$8,442,391
		$8,442,391
Ireland — 5.9%
CRH PLC(1)	228,303	$7,858,247
DCC PLC	133,778	11,162,927
Kerry Group PLC, Class A	57,207	7,106,666
		$26,127,840
Japan — 17.8%
Kao Corp.	141,241	$11,208,577
Keyence Corp.	25,176	10,550,293
ORIX Corp.	594,400	7,380,814
Pan Pacific International Holdings Corp.	514,300	11,323,180
Recruit Holdings Co., Ltd.	222,407	7,648,615
Santen Pharmaceutical Co., Ltd.	485,092	8,930,281
Shiseido Co., Ltd.(2)	114,200	7,276,895
SMC Corp.	16,100	8,274,126
Security	Shares	Value
Japan (continued)
Yamaha Corp.	136,400	$ 6,433,315
		$ 79,026,096
Netherlands — 2.8%
ASML Holding NV	34,622	$ 12,665,172
		$ 12,665,172
New Zealand — 0.9%
Fisher & Paykel Healthcare Corp., Ltd.	177,904	$ 4,098,338
		$ 4,098,338
Norway — 1.5%
DNB ASA(1)	513,455	$6,853,336
		$6,853,336
Singapore — 2.1%
DBS Group Holdings, Ltd.	613,728	$9,234,655
		$9,234,655
South Africa — 1.9%
Naspers, Ltd., Class N	45,336	$8,331,863
		$8,331,863
Spain — 6.1%
Amadeus IT Group S.A.	184,944	$9,709,949
Banco Santander S.A.	2,861,725	7,001,095
Iberdrola S.A.	876,066	10,227,790
		$26,938,834
Sweden — 7.9%
Assa Abloy AB, Class B	348,155	$7,125,855
Indutrade AB(1)	215,636	8,552,553
Sandvik AB(1)	532,437	10,023,526
Tele2 AB, Class B	706,517	9,405,048
		$35,106,982
Switzerland — 10.2%
Lonza Group AG	19,583	$10,373,061
Nestle S.A.	179,658	19,918,795
Sika AG	34,153	6,583,753
Straumann Holding AG	9,862	8,525,562
		$45,401,171
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	130,368	$7,400,991
		$7,400,991
United Kingdom — 11.0%
Abcam PLC	454,290	$7,503,048

Calvert
International Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	515,718	$ 7,095,485
Halma PLC	207,725	5,918,127
London Stock Exchange Group PLC	76,291	7,933,895
Melrose Industries PLC	5,016,864	7,071,483
Unilever PLC	243,955	13,159,197
		$ 48,681,235
United States — 1.6%
Visa, Inc., Class A	35,843	$ 6,923,792
		$6,923,792
Total Common Stocks (identified cost $382,189,959)		$433,842,008

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$880	$ 867,384
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(1)(4)(5)	220	212,058
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(5)	283	242,234
Total High Social Impact Investments (identified cost $1,383,352)		$ 1,321,676

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Venture Capital — 0.0%(6)
Bioceptive, Inc.:
Series A(1)(4)(7)	582,574	$ —
Series B(1)(4)(7)	40,523	—
FINAE, Series D(1)(4)(7)	2,597,442	103,968
Total Preferred Stocks (identified cost $491,304)		$ 103,968

Venture Capital Debt Obligations — 0.0%

Security	Principal Amount (000's omitted)	Value
Windhorse International-Spring Health Water, Ltd., 1.00%, 10/16/20(4)(7)(8)	$70	$ —
Total Venture Capital Debt Obligations (identified cost $70,000)		$ —

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Africa Renewable Energy Fund L.P.(1)(4)(7)	$ 1,050,349
Blackstone Clean Technology Partners L.P.(1)(4)(7)	3,149
Emerald Sustainability Fund I L.P.(1)(4)(7)	43,938
gNet Defta Development Holding LLC(1)(3)(4)(7)	244,142
SEAF India International Growth Fund L.P.(1)(4)(7)	550
Total Venture Capital Limited Partnership Interests (identified cost $2,067,964)	$ 1,342,128

Short-Term Investments — 0.5%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(9)	2,406,105	$ 2,406,105
Total Short-Term Investments (identified cost $2,406,105)		$ 2,406,105

Total Investments — 98.9% (identified cost $388,608,684)	$439,015,885
Other Assets, Less Liabilities — 1.1%	$ 4,788,426
Net Assets — 100.0%	$443,804,311

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $7,015,640 and the total market value of the collateral received by the Fund was $7,294,125, comprised of U.S. government and/or agencies securities.
(3)	Affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,767,772, which represents 0.6% of the net assets of the Fund as of June 30, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Security defaulted as to principal and interest in March 2013. It was restructured at a 9% rate maturing on October 16, 2020 with 1% to be paid annually and the remaining interest due at maturity. As of June 30, 2020, security is in default with respect to its annual 1% interest payment.
(9)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

Calvert
International Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Health Care	17.7%
Industrials	15.6
Financials	15.5
Information Technology	14.8
Consumer Staples	13.2
Consumer Discretionary	11.8
Materials	4.8
Utilities	2.3
Communication Services	2.1
Venture Capital	0.3
High Social Impact Investments	0.3
Total	98.4%
Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	77,081
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	880,352
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	220,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	283,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water, Ltd., 1.00%, 10/16/20	2/12/14	70,000

Abbreviations:
ADR	– American Depositary Receipt
At June 30, 2020, the value of the Fund's investment in affiliated funds and companies was $3,517,631, which represents 0.8% of the Fund's net assets. Transactions in affiliated funds and companies for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,408,140	$ —	$(4,431,583)	$ —	$23,443	$ —	$13,664	$ —

Calvert
International Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ —	$880,352	$ —	$ —	$(12,968)	$867,384	$7,153	$880,352
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	249,584	—	—	—	(5,442)	244,142	—	—
SEAF Central and Eastern European Growth Fund LLC	3,570	—	(146,100)	—	142,530	—	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	22,575,241	(20,169,136)	—	—	2,406,105	276	2,406,105
Totals				$ —	$147,563	$3,517,631	$21,093

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$ 10,947,845	$ —	$ 10,947,845
Belgium	—	7,088,845	—	7,088,845
Denmark	—	20,195,092	—	20,195,092
France	—	41,514,377	—	41,514,377
Germany	—	14,145,107	—	14,145,107
Hong Kong	—	14,718,046	—	14,718,046
India	—	8,442,391	—	8,442,391
Ireland	—	26,127,840	—	26,127,840
Japan	—	79,026,096	—	79,026,096
Netherlands	—	12,665,172	—	12,665,172
New Zealand	—	4,098,338	—	4,098,338
Norway	—	6,853,336	—	6,853,336
Singapore	—	9,234,655	—	9,234,655
South Africa	—	8,331,863	—	8,331,863
Spain	—	26,938,834	—	26,938,834
Sweden	—	35,106,982	—	35,106,982
Switzerland	—	45,401,171	—	45,401,171
Taiwan	7,400,991	—	—	7,400,991

Calvert
International Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
United Kingdom	$ —	$ 48,681,235	$ —	$ 48,681,235
United States	6,923,792	—	—	6,923,792
Total Common Stocks	$ 14,324,783	$ 419,517,225(2)	$ —	$ 433,842,008
High Social Impact Investments	$ —	$ 1,321,676	$ —	$ 1,321,676
Preferred Stocks - Venture Capital	—	—	103,968	103,968
Venture Capital Debt Obligations	—	—	—	—
Venture Capital Limited Partnership Interests	—	—	1,342,128	1,342,128
Short-Term Investments	—	2,406,105	—	2,406,105
Total Investments	$ 14,324,783	$ 423,245,006	$ 1,446,096	$ 439,015,885

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.